Income Tax (Details) - Schedule of net deferred tax assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Deferred tax asset
Net operating loss carryforward	$ 994,000	$ 276,000
Valuation allowance	(994,000)	(276,000)
Deferred tax (liability) asset